SUPPLEMENT

DATED NOVEMBER 8, 2013 TO

AMERICAN FUNDS GLOBAL BOND HLS FUND

(A SERIES OF HARTFORD SERIES FUND, INC.)

PROSPECTUS DATED MAY 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013

Effective November 8, 2013, the above referenced Prospectus is revised as follows:

1.             Under the heading “SUMMARY SECTION – MANAGEMENT” in the Prospectus, the information in the table listing the Master Fund’s portfolio counselors is deleted in its entirety and replaced with the following:

Portfolio Counselor for the Series/Title (if applicable)	Primary Title with CRMC (or Affiliate)	Experience in the Master Fund

Mark H. Dalzell	Senior Vice President, Fixed Income, CRMC	7 years

Thomas H. Hogh	Senior Vice President, Fixed Income, CRMC	7 years

Marcus B. Linden	Senior Vice President, Fixed Income, CRMC	2 years

Robert H. Neithart	Senior Vice President, Fixed Income, CRMC	Less than 1 year

2.             Under the heading “MANAGEMENT OF THE FUND – Portfolio Managers” in the Prospectus, the information in the table listing the Master Fund’s portfolio counselors is deleted in its entirety and replaced with the following:

Portfolio Counselor for the Series/Title (if applicable)	Portfolio Counselor’s Experience in the Master Fund	Primary Title with CRMC (or Affiliate) and Investment Experience During Past Five Years	Portfolio Counselor’s Role in Management of the Master Fund

Mark H. Dalzell	7 years (since the Master Fund’s inception)	Senior Vice President, Fixed Income, CRMC Investment professional for 35 years in total; 25 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Thomas H. Hogh	7 years (since the Master Fund’s inception)	Senior Vice President, Fixed Income, CRMC Investment professional for 26 years in total; 23 years with CRMC or an affiliate.	Serves as a fixed-income portfolio counselor.

Marcus B. Linden	2 years	Senior Vice President, Fixed Income, CRMC Investment professional for 18 years in total; 17 years with CRMC or an affiliate	Serves as a fixed income portfolio counselor.

Robert H. Neithart	Less than 1 year	Senior Vice President, CRMC Investment professional for 26 years in total; all with CRMC or an affiliate	Serves as a fixed income portfolio counselor.

This Supplement should be retained with your Prospectus for future reference.